Segment and geographic information - Geographic allocation of Net revenue and Income (loss) before income taxes from operations by geographic areas, and Long-lived assets (Detail) - JPY (¥)
¥ in Millions
		3 Months Ended		6 Months Ended
		Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022		Sep. 30, 2021 [2]	Mar. 31, 2022
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	¥ 317,958	¥ 318,866	¥ 616,986	[2]	¥ 672,141
Consolidated, Income (loss) before income taxes		31,484	18,467	43,217	[2]	97,000
Consolidated, Long-lived assets		465,421		465,421			¥ 449,423
Americas [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	75,057	84,602	119,139	[2]	122,906
Consolidated, Income (loss) before income taxes		(21,364)	(17,225)	(43,011)	[2]	(53,824)
Consolidated, Long-lived assets		121,343		121,343			103,045
Europe [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	35,533	33,629	64,064	[2]	66,997
Consolidated, Income (loss) before income taxes		6,405	(8,863)	4,505	[2]	(14,150)
Consolidated, Long-lived assets		54,048		54,048			53,643
Asia and Oceania [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	4,744	22,715	41,657	[2]	43,876
Consolidated, Income (loss) before income taxes		15,574	7,103	23,917	[2]	13,724
Consolidated, Long-lived assets		22,804		22,804			23,600
Subtotal [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	115,334	140,946	224,860	[2]	233,779
Consolidated, Income (loss) before income taxes		615	(18,985)	(14,589)	[2]	(54,250)
Consolidated, Long-lived assets		198,195		198,195			180,288
Japan [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	202,624	177,920	392,126	[2]	438,362
Consolidated, Income (loss) before income taxes		30,869	¥ 37,452	57,806	[2]	¥ 151,250
Consolidated, Long-lived assets		¥ 267,226		¥ 267,226			¥ 269,135

[1]	There is no revenue derived from transactions with a single major external customer.
[2]	Includes losses arising from the U.S. Prime Brokerage Event.